Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the goodwill activity for the periods presented (in thousands):

Goodwill - January 1, 2016	$36,368
2016 acquisitions	$—
Goodwill - December 31, 2016	$36,368
2017 acquisitions	—
Goodwill - December 31, 2017	$36,368

Summary of Other Intangible Assets for the Periods Presented
The following table presents the detail of other intangible assets for the periods presented (dollars in thousands):

	December 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Remaining Useful Life (In Years)
Developed technology	$3,060	$(3,038)	$22	0.3
User base and customer relationships	5,050	(3,695)	1,355	7.3
Brand name	60	(60)	—	0.0
Total intangible assets subject to amortization	$8,170	$(6,793)	$1,377

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Remaining Useful Life (In Years)
Developed technology	$8,310	$(2,393)	$5,917	3.8
User base and customer relationships	6,250	(2,955)	3,295	8.3
Brand name	60	(60)	—	0.0
Total intangible assets subject to amortization	$14,620	$(5,408)	$9,212

Summary of Estimated Amortization of Purchased Intangible Assets	Estimated amortization of purchased intangible assets for future periods is as follows (in thousands):

Year Ending December 31,
2018	379
2019	279
2020	219
2021	172
2022	136
Thereafter	192
Total	$1,377